Share-based compensation - Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation (Note 14)	$ 1,619	$ 659
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation (Note 14)	1,059	550
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation (Note 14)	$ 560	$ 109